Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

June 30, 2020

FBF-Y60-QTLY-0820
1.9892483.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	469,823	$8,423,922
Fidelity Series Commodity Strategy Fund (a)	498,359	1,913,697
Fidelity Series Large Cap Growth Index Fund (a)	455,496	5,730,144
Fidelity Series Large Cap Stock Fund (a)	416,137	5,855,054
Fidelity Series Large Cap Value Index Fund (a)	1,005,692	11,052,551
Fidelity Series Small Cap Opportunities Fund (a)	229,467	2,806,376
Fidelity Series Value Discovery Fund (a)	338,209	3,957,040
TOTAL DOMESTIC EQUITY FUNDS
(Cost $38,448,380)		39,738,784

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	183,378	1,749,425
Fidelity Series Emerging Markets Fund (a)	134,560	1,150,490
Fidelity Series Emerging Markets Opportunities Fund (a)	542,111	10,392,260
Fidelity Series International Growth Fund (a)	277,367	4,754,063
Fidelity Series International Index Fund (a)	205,399	1,949,236
Fidelity Series International Small Cap Fund (a)	96,718	1,545,554
Fidelity Series International Value Fund (a)	565,390	4,754,926
Fidelity Series Overseas Fund (a)	458,963	4,736,497
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,222,880)		31,032,451

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	762	8,495
Fidelity Series Emerging Markets Debt Fund (a)	53,439	479,346
Fidelity Series Floating Rate High Income Fund (a)	12,516	107,892
Fidelity Series Government Bond Index Fund (a)	909	10,248
Fidelity Series High Income Fund (a)	61,137	539,838
Fidelity Series Inflation-Protected Bond Index Fund (a)	145,818	1,523,794
Fidelity Series Investment Grade Bond Fund (a)	941	11,420
Fidelity Series Investment Grade Securitized Fund (a)	736	7,816
Fidelity Series Long-Term Treasury Bond Index Fund (a)	167,700	1,742,408
Fidelity Series Real Estate Income Fund (a)	33,465	323,273
TOTAL BOND FUNDS
(Cost $4,641,955)		4,754,530

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	38,169	38,169
Fidelity Series Short-Term Credit Fund (a)	18,382	187,859
Fidelity Series Treasury Bill Index Fund (a)	83,654	837,381
TOTAL SHORT-TERM FUNDS
(Cost $1,062,095)		1,063,409
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $74,375,310)		76,589,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,106)
NET ASSETS - 100%		$76,588,068

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,978,324	$1,919,055	$657,868	$--	$38,736	$2,145,675	$8,423,922
Fidelity Series Canada Fund	1,200,585	399,306	54,492	--	(11,570)	215,596	1,749,425
Fidelity Series Commodity Strategy Fund	1,737,562	450,149	359,991	--	(53,360)	139,337	1,913,697
Fidelity Series Corporate Bond Fund	14,954	2,910	9,924	53	(847)	1,402	8,495
Fidelity Series Emerging Markets Debt Fund	338,404	99,213	3,225	5,850	13	44,941	479,346
Fidelity Series Emerging Markets Fund	618,240	379,023	6,418	--	130	159,515	1,150,490
Fidelity Series Emerging Markets Opportunities Fund	5,692,038	3,197,651	124,604	--	3,811	1,623,364	10,392,260
Fidelity Series Floating Rate High Income Fund	78,644	23,716	780	1,131	(17)	6,329	107,892
Fidelity Series Government Bond Index Fund	22,654	2,474	14,905	36	(13)	38	10,248
Fidelity Series Government Money Market Fund 0.25%	428,307	737,572	1,127,710	357	--	--	38,169
Fidelity Series High Income Fund	392,767	119,879	3,901	6,940	48	31,045	539,838
Fidelity Series Inflation-Protected Bond Index Fund	1,160,476	418,273	100,906	710	(727)	46,678	1,523,794
Fidelity Series International Growth Fund	3,457,712	1,030,279	437,214	--	14,237	689,049	4,754,063
Fidelity Series International Index Fund	1,361,733	415,220	74,100	--	(4,889)	251,272	1,949,236
Fidelity Series International Small Cap Fund	1,019,630	312,312	10,409	--	567	223,454	1,545,554
Fidelity Series International Value Fund	3,302,734	1,075,199	320,779	--	(12,990)	710,762	4,754,926
Fidelity Series Investment Grade Bond Fund	22,620	3,231	14,883	69	(577)	1,029	11,420
Fidelity Series Investment Grade Securitized Fund	15,595	2,547	10,357	25	1	30	7,816
Fidelity Series Large Cap Growth Index Fund	3,717,336	1,429,507	456,596	102,555	33,319	1,006,578	5,730,144
Fidelity Series Large Cap Stock Fund	3,865,673	1,385,748	155,097	--	(2,290)	761,020	5,855,054
Fidelity Series Large Cap Value Index Fund	7,164,828	2,968,778	170,144	--	(17,293)	1,106,382	11,052,551
Fidelity Series Long-Term Treasury Bond Index Fund	1,318,052	595,540	136,356	28,953	(1,190)	(33,638)	1,742,408
Fidelity Series Overseas Fund	3,353,354	1,126,139	469,299	--	(46,270)	772,573	4,736,497
Fidelity Series Real Estate Income Fund	214,435	75,039	2,446	4,263	(6)	36,251	323,273
Fidelity Series Short-Term Credit Fund	180,553	1,085	--	1,085	--	6,221	187,859
Fidelity Series Small Cap Opportunities Fund	1,917,349	659,550	187,546	--	(45,475)	462,498	2,806,376
Fidelity Series Treasury Bill Index Fund	1,350,828	42,987	551,951	5,047	(1,876)	(2,607)	837,381
Fidelity Series Value Discovery Fund	2,248,437	1,309,183	24,244	--	913	422,751	3,957,040
	51,173,824	20,181,565	5,486,145	157,074	(107,615)	10,827,545	76,589,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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